Organization and Operations	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Organization and Operations

1. Organization and Operations

The unaudited condensed consolidated financial statements include Funko, Inc. and its subsidiaries (together with its subsidiaries, the “Company”) and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All intercompany balances and transactions have been eliminated.

The Company was formed as a Delaware corporation on April 21, 2017. The Company was formed for the purpose of completing an initial public offering (“IPO”) of its Class A common stock and related transactions in order to carry on the business of Funko Acquisition Holdings, L.L.C. (“FAH, LLC”) and its subsidiaries. FAH, LLC, a holding company with no operating assets or operations, was formed on September 24, 2015. On October 30, 2015, ACON Funko Investors, L.L.C. (together with related entities, “ACON”), through FAH, LLC, acquired a controlling interest in Funko Holdings LLC (“FHL”) (the “ACON Acquisition”), a Delaware limited liability company formed on May 28, 2013, which is also a holding company with no operating assets or operations. FAH, LLC owns 100% of FHL and FHL owns 100% of Funko, LLC, a limited liability company formed in the state of Washington, which is its operating entity. Funko, LLC is headquartered in Everett, Washington and is a leading pop culture consumer products company. Funko, LLC designs, sources, and distributes licensed pop culture products.

On November 6, 2017, the Company completed an IPO of 10,416,666 shares of its Class A common stock at a public offering price of $12.00 per share, receiving approximately $117.3 million in net proceeds, after deducting underwriting discounts and commissions, which were used to purchase 10,416,666 of FAH, LLC’s newly-issued common units at a price per unit equal to the price per share of Class A common stock sold in the IPO, less underwriting discounts and commissions. The IPO and related reorganization transactions (the “Transactions”) resulted in the Company being the sole managing member of FAH, LLC. As the sole managing member of FAH, LLC, Funko, Inc. operates and controls all of FAH, LLC’s operations and, through FAH, LLC and its subsidiaries, conducts FAH, LLC’s business. Accordingly, the Company consolidates the financial results of FAH, LLC and reports a non-controlling interest in its unaudited condensed consolidated financial statements representing the FAH, LLC interests held by ACON Funko Investors, L.L.C., a Delaware limited liability company (“ACON Funko Investors”) and certain of its affiliates, Fundamental Capital, LLC and Funko International, LLC (collectively, “Fundamental”), and certain current and former executive officers, employees and directors, in each case, who held profits interests in FAH, LLC and who received common units of FAH, LLC in exchange for their profits interests in connection with the Transactions (as defined herein) (collectively, the “Original Equity Owners”) and the former holders of warrants to purchase ownership interests in FAH, LLC, which were converted into common units of FAH, LLC in connection with the Transactions, and, in each case, each of their permitted transferees that own common units in FAH, LLC and who may redeem at each of their options (subject in certain circumstances to time-based vesting requirements) their common units for, at the Company’s election, cash or newly-issued shares of the Company’s Class A common stock (collectively, the “Continuing Equity Owners”).

Consolidation and Interim Financial Information

In the opinion of management, all adjustments considered necessary for a fair presentation of the results as of the date of and for the interim periods presented have been included; such adjustments consist of normal recurring adjustments. The unaudited condensed consolidated results of operations for the current interim period are not necessarily indicative of the results for the entire year ending December 31, 2019, due to seasonality and other factors. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and related notes included in its Annual Report on Form 10-K for the year ended December 31, 2018, filed with the Securities and Exchange Commission (“SEC”) on March 6, 2019.

Revision of Previously-Issued Financial Statements

During the three months ended June 30, 2019, the Company identified that its subsidiary, Loungefly, LLC (“Loungefly”), which was acquired on June 28, 2017, had been underpaying certain duties owed to U.S. Customs and Border Protection ("U.S. Customs").  In May 2019, the Company notified U.S. Customs of the potential underpayments and commenced an internal investigation to determine the cause of the underpayments and the proper amount of duties and fees owed for the applicable five-year statute of limitations period.  The Company identified a total of approximately $7.8 million in underpayments to U.S. Customs during the period from May 24, 2014 through June 30, 2019, $6.3 million of which related to previously-issued consolidated financial statements.  In July 2019, the Company submitted payment of $7.8 million to U.S. Customs along with a report detailing the nature of the underpayments.

The underpayment of the customs duties and fees led to certain errors in the Company's previously-issued consolidated financial statements.  The Company has concluded that the errors identified were immaterial individually and, in the aggregate, to the Company’s previously-issued quarterly and annual consolidated financial statements; however, the Company further concluded that correcting the errors cumulatively would have been material to its consolidated statement of operations for the three and six months ended June 30, 2019.  Accordingly, prior period amounts have been revised to reflect the correction of these as well as other previously identified immaterial errors.

The following tables present the revised results for each quarterly period that was impacted, the adjustments made to each period and the previously reported amounts to summarize the effect of the revision on the previously-issued consolidated financial statements for the periods impacted.

(As reported)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224	$166,800
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,387	$102,926	$85,921	$85,717	$108,898	$147,526	$103,268
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,810	$34,229	$41,267	$45,015	$40,818
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204	$10,093
Total operating expenses	$100,687	$125,467	$150,097	$130,060	$129,596	$160,126	$202,745	$154,179
Income from operations	$4,059	$17,345	$19,377	$7,151	$9,127	$16,789	$30,479	$12,621
Income (loss) before income taxes	$(3,514)	$8,286	$7,995	$2,697	$941	$9,605	$19,935	$8,484
Income tax expense	$1,024	$22	$494	$460	$70	$1,519	$2,818	$1,414
Net income (loss)	$(4,538)	$8,264	$7,501	$2,237	$871	$8,086	$17,117	$7,070
Net income attributable to non-controlling interests	$—	$—	$1,875	$1,338	$454	$6,056	$11,107	$4,910
Net income (loss) attributable to Funko, Inc.	$(4,538)	$8,264	$5,626	$899	$417	$2,030	$6,010	$2,160

Earnings per share of Class A common stock:
Basic			$0.04	$0.04	$0.02	$0.09	$0.24	$0.08
Diluted			$0.04	$0.04	$0.01	$0.08	$0.23	$0.08

(Adjustment)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$—	$—	$—	$—	$—	$—	$—	$265
Cost of sales (exclusive of depreciation and amortization shown separately below)	$—	$219	$(331)	$723	$167	$148	$1,646	$388
Selling, general, and administrative expenses	$—	$—	$—	$(308)	$308	$—	$—	$(350)
Depreciation and amortization	$—	$—	$—	$—	$—	$—	$—	$137
Total operating expenses	$—	$219	$(331)	$415	$475	$148	$1,646	$175
Income from operations	$—	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)	$90
Income (loss) before income taxes	$—	$(219)	$331	$(415)	$(475)	$(148)	$(1,646)	$90
Income tax expense	$(435)	$—	$161	$103	$122	$387	$(48)	$15
Net income (loss)	$435	$(219)	$170	$(518)	$(597)	$(535)	$(1,598)	$75
Net income attributable to non-controlling interests	$—	$—	$172	$(216)	$(250)	$(75)	$(815)	$40
Net income (loss) attributable to Funko, Inc.	$435	$(219)	$(2)	$(302)	$(347)	$(460)	$(783)	$35

Earnings per share of Class A common stock:
Basic			$—	$(0.01)	$(0.02)	$(0.02)	$(0.03)	$—
Diluted			$—	$(0.02)	$(0.01)	$(0.02)	$(0.03)	$—

(Revised)	Three Months Ended
	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
	(In thousands, except per share data)
Statement of Operations Data:
Net sales	$104,746	$142,812	$169,474	$137,211	$138,723	$176,915	$233,224	$167,065
Cost of sales (exclusive of depreciation and amortization shown separately below)	$66,005	$84,606	$102,595	$86,644	$85,884	$109,046	$149,172	$103,656
Selling, general, and administrative expenses	$25,809	$32,511	$37,532	$34,502	$34,537	$41,267	$45,015	$40,468
Depreciation and amortization	$7,588	$8,433	$9,220	$9,301	$9,650	$9,961	$10,204	$10,230
Total operating expenses	$100,687	$125,686	$149,766	$130,475	$130,071	$160,274	$204,391	$154,354
Income from operations	$4,059	$17,126	$19,708	$6,736	$8,652	$16,641	$28,833	$12,711
Income (loss) before income taxes	$(3,514)	$8,067	$8,326	$2,282	$466	$9,457	$18,289	$8,574
Income tax expense	$589	$22	$655	$563	$192	$1,906	$2,770	$1,429
Net income (loss)	$(4,103)	$8,045	$7,671	$1,719	$274	$7,551	$15,519	$7,145
Net income attributable to non-controlling interests	$—	$—	$2,047	$1,122	$204	$5,981	$10,292	$4,950
Net income (loss) attributable to Funko, Inc.	$(4,103)	$8,045	$5,624	$597	$70	$1,570	$5,227	$2,195

Earnings per share of Class A common stock:
Basic			$0.04	$0.03	$—	$0.07	$0.21	$0.08
Diluted			$0.04	$0.02	$—	$0.06	$0.20	$0.08

(As reported)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627	$117,618
Inventory	$57,982	$78,836	$79,082	$73,950	$63,591	$81,206	$86,622	$75,396
Total current assets	$183,935	$217,112	$224,015	$193,686	$189,472	$244,110	$260,639	$232,495

Goodwill	$106,521	$107,265	$110,902	$113,498	$113,052	$112,977	$112,818	$121,892
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645	$233,155
Deferred tax asset	$—	$—	$51	$82	$78	$5,795	$7,346	$21,081
Total assets	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019	$689,063

Liabilities:
Accrued royalties	$16,297	$25,380	$25,969	$18,858	$19,351	$31,494	$39,020	$28,359
Accrued expenses and other current liabilities	$27,044	$32,871	$27,032	$29,726	$25,730	$31,066	$27,621	$19,647
Total current liabilities	$158,367	$204,912	$129,926	$118,496	$122,152	$165,281	$137,856	$120,100
Deferred tax liability	$—	$—	$588	$689	$259	$65	$5	$23
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,474	$3,929	$4,027	$4,789	$5,583	$4,519

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,320	$130,292	$131,624	$142,426	$146,408	$166,208
Accumulated other comprehensive (loss)	$771	$1,361	$802	$1,304	$207	$163	$(171)	$100
Retained earnings	$(137,241)	$(128,976)	$1,041	$1,940	$2,357	$4,387	$10,397	$12,557
Total stockholders' equity attributable to Funko, Inc. / members' equity	$154,990	$164,428	$131,167	$133,540	$134,192	$146,980	$156,638	$178,870
Non-controlling interests	$—	$—	$149,988	$141,050	$132,149	$129,438	$139,728	$118,550
Total stockholders' / members' equity	$154,990	$164,428	$281,155	$274,590	$266,341	$276,418	$296,366	$297,420
Total liabilities and stockholders' equity	$588,380	$621,955	$630,313	$597,801	$590,994	$648,765	$663,019	$689,063

(Adjustment)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$—	$—	$—	$—	$—	$—	$—	$266
Inventory	$96	$520	$505	$451	$562	$1,048	$—	$492
Total current assets	$96	$520	$505	$451	$562	$1,048	$—	$758

Goodwill	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260	$3,260
Intangible assets, net	$—	$—	$—	$—	$—	$—	$—	$(137)
Deferred tax asset	$—	$—	$—	$—	$—	$109	$61	$45
Total assets	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321	$3,926

Liabilities:
Accrued royalties	$—	$317	$(423)	$—	$—	$—	$—	$—
Accrued expenses and other current liabilities	$2,918	$3,244	$3,637	$3,573	$4,161	$4,796	$5,394	$5,925
Total current liabilities	$2,918	$3,561	$3,214	$3,573	$4,161	$4,796	$5,394	$5,925
Deferred tax liability	$—	$—	$(76)	$(101)	$(136)	$—	$—	$—
Deferred rent and other long-term liabilities	$—	$—	$490	$620	$775	$1,135	$1,040	$1,039

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$—	$—	$(254)	$(254)	$(254)	$(254)	$(254)	$(254)
Accumulated other comprehensive (loss)	$4	$4	$4	$4	$4	$4	$4	$4
Retained earnings	$434	$215	$213	$(89)	$(436)	$(897)	$(1,680)	$(1,645)
Total stockholders' equity attributable to Funko, Inc. / members' equity	$438	$219	$(37)	$(339)	$(686)	$(1,147)	$(1,930)	$(1,895)
Non-controlling interests	$—	$—	$174	$(42)	$(292)	$(367)	$(1,182)	$(1,143)
Total stockholders' / members' equity	$438	$219	$137	$(381)	$(978)	$(1,514)	$(3,112)	$(3,038)
Total liabilities and stockholders' equity	$3,356	$3,780	$3,765	$3,711	$3,822	$4,417	$3,321	$3,926

(Revised)	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,	Jun. 30,	Sep. 30,	Dec. 31,	Mar. 31,
	2017	2017	2017	2018	2018	2018	2018	2019
Balance Sheet Data:	(In thousands)
Assets:
Accounts receivable, net	$81,629	$99,293	$115,478	$88,616	$96,474	$127,026	$148,627	$117,884
Inventory	$58,078	$79,356	$79,587	$74,401	$64,153	$82,254	$86,622	$75,888
Total current assets	$184,031	$217,632	$224,520	$194,137	$190,034	$245,158	$260,639	$233,253
Goodwill	$109,781	$110,525	$114,162	$116,758	$116,312	$116,237	$116,078	$125,152
Intangible assets, net	$257,991	$254,391	$250,649	$245,465	$241,337	$237,518	$233,645	$233,018
Deferred tax asset	$—	$—	$51	$82	$78	$5,904	$7,407	$21,126
Total assets	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340	$692,989

Liabilities:
Accrued royalties	$16,297	$25,697	$25,546	$18,858	$19,351	$31,494	$39,020	$28,359
Accrued expenses and other current liabilities	$29,962	$36,115	$30,669	$33,299	$29,891	$35,862	$33,015	$25,572
Total current liabilities	$161,285	$208,473	$133,140	$122,069	$126,313	$170,077	$143,250	$126,025
Deferred tax liability	$—	$—	$512	$588	$123	$65	$5	$23
Deferred rent and other long-term liabilities	$3,464	$3,438	$3,964	$4,549	$4,802	$5,924	$6,623	$5,558

Stockholders' / Members' equity:
Additional paid-in-capital / Members' equity	$291,460	$292,043	$129,066	$130,038	$131,370	$142,172	$146,154	$165,954
Accumulated other comprehensive (loss)	$775	$1,365	$806	$1,308	$211	$167	$(167)	$104
Retained earnings	$(136,807)	$(128,761)	$1,254	$1,851	$1,921	$3,490	$8,717	$10,912
Total stockholders' equity attributable to Funko, Inc. / members' equity	$155,428	$164,647	$131,130	$133,201	$133,506	$145,833	$154,708	$176,975
Non-controlling interests	$—	$—	$150,162	$141,008	$131,857	$129,071	$138,546	$117,407
Total stockholders' / members' equity	$155,428	$164,647	$281,292	$274,209	$265,363	$274,904	$293,254	$294,382
Total liabilities and stockholders' equity	$591,736	$625,735	$634,078	$601,512	$594,816	$653,182	$666,340	$692,989

The adjustments reflected above had no effect on the previously reported amounts for operating, investing and financing cash flows.